Consolidated Statements Of Comprehensive Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Net unrealized holding gains on investment securities, unrealized gains related to debt securities with credit component realized in earnings, net of tax	¥ 183	¥ 555	¥ 1,234